LEASES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LEASES
LEASES
10.	LEASES

The Group’s operating leases are mainly related to office space and buildings and its finance lease is related to data center machinery and equipment. The finance lease includes a bargain purchase option, contains variable lease payments based on the actual usage of the machinery and equipment, and has no fixed or in-substance fixed lease payments for the first two years of the lease term. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the lease term. Certain operating leases include rental-free periods and rental escalation clause, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2021, the Group had no finance leases.

The components of lease costs were as follows:

	For the six months ended June 30
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Operating lease costs	26,385	36,261	5,414
Short-term lease costs	8,457	8,260	1,233
Finance lease costs:
Depreciation of finance lease assets	—	2,079	310
Interest on finance lease liabilities	—	1,230	184
Variable lease payments	—	814	122
Total finance lease costs	—	4,123	616

10.	LEASES (continued)

Other information related to leases where the Group is the lessee is as follows:

	As at		As at
	December 31, 2021		June 30, 2022
Weighted-average remaining lease term:
Operating leases	8.3	years	8.5	years
Finance leases	—		9.8	years

Weighted-average discount rate:
Operating leases	6.18%		5.93%
Finance leases	—		5.90%

Cash paid for amounts included in the measurement of lease liabilities:

For the six months ended
	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Operating cash payments for operating leases	3,204	34,691	5,179
Operating cash payments for finance leases	—	—	—
Financing cash payments for finance leases	—	—	—

Lease assets obtained in exchange for lease obligations:

	For the six months ended
	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Operating leases	—	24,918	3,720
Finance leases	—	124,754	18,625

The undiscounted future minimum payments under the Group’s operating and finance lease liabilities and reconciliation to the operating and finance lease liabilities recognized on the consolidated balance sheet as of June 30, 2022 were as below:

	Operating lease		Finance lease
	RMB	US$	RMB	US$
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Remaining six months of 2022	78,040	11,651	—	—
2023	56,374	8,416	—	—
2024	47,003	7,017	14,699	2,195
2025	29,852	4,457	22,049	3,292
2026 and thereafter	75,599	11,287	139,644	20,848
Total future lease payments	286,868	42,828	176,392	26,335
Less: imputed interest	(47,815)	(7,138)	(50,408)	(7,526)
Total lease liability balance	239,053	35,690	125,984	18,809

10.	LEASES

As of September 30, 2022, the undiscounted future minimum payments under the Group’s operating and financing lease liabilities and reconciliation to the operating and financing lease liabilities recognized on the interim condensed consolidated balance sheet were as below:

	Operating lease		Financing lease
	RMB	US$	RMB	US$
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Remaining three months of 2022	74,850	10,522	—	—
2023	58,789	8,264	—	—
2024	48,573	6,828	14,699	2,066
2025	29,852	4,197	22,049	3,100
2026 and thereafter	75,599	10,628	139,644	19,631
Total future lease payments	287,663	40,439	176,392	24,797
Less: imputed interest	(43,541)	(6,121)	(48,541)	(6,824)
Total lease liability balance	244,122	34,318	127,851	17,973